Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 2,733	$ 15,862
As part of non-current liabilities	(147,714)	(136,590)
Deferred tax asset (liability)	$ (144,981)	$ (120,728)	$ (92,703)